Postretirement Benefit Plans (Funding Policy Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Other pension plans
GE Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	$ 930
Employer contributions	549	$ 726
Principal retiree benefit plans
GE Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	490
Employer contributions	501	518
Principal pension plans
GE Defined Benefit Plan Estimated Future Employer Contributions [Abstract]
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	250
Employer contributions	$ 233	$ 236